Summary of Significant Accounting Policies - Schedule of Key Financial Information Regarding the Operating Single Segment (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Key Financial Information Regarding the Operating Single Segment [Abstract]
Revenue	$ 24,730,267	$ 10,844,126	$ 60,142,573	$ 25,170,560
-Cost of revenues	(4,577,023)	(3,542,796)	(13,590,762)	(10,910,324)
-General and administrative expenses	(7,535,417)	(9,103,606)	(22,418,420)	(21,287,898)
-Selling and marketing expenses	(3,607,441)	(3,143,415)	(7,797,578)	(6,210,703)
-Research and development expenses	(741,283)	(976,146)	(2,665,746)	(2,087,388)
-Other expense	(5,855,395)	(3,094,999)	(15,823,818)	(6,434,126)
-Other income	288,487	179,332	1,067,117	384,221
-Loss on debt extinguishment			(8,322,400)
-Fair value gain on derivative instrument		1,198,577		1,198,577
-Financial expense, net	(3,720,309)	(3,519,483)	(11,537,165)	(10,259,840)
Segment Loss Before Income Tax Expense	(1,018,114)	(11,158,410)	(20,946,199)	(30,436,921)
Loss Before Income Tax Expense	$ (1,018,114)	$ (11,158,410)	$ (20,946,199)	$ (30,436,921)